Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Note Conversion at $6.68 Per Share [Member] Common Stock [Member]	Note Conversion at $6.68 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $6.68 Per Share [Member]	Note Conversion at $6.68 Per Share 2 [Member] Common Stock [Member]	Note Conversion at $6.68 Per Share 2 [Member] Additional Paid-in Capital [Member]	Note Conversion at $6.68 Per Share 2 [Member]	Note Conversion at $5.85 Per Share [Member] Common Stock [Member]	Note Conversion at $5.85 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.85 Per Share [Member]	Note Conversion at $5.03 Per Share [Member] Common Stock [Member]	Note Conversion at $5.03 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.03 Per Share [Member]	Note Conversion at $5.14 Per Share [Member] Common Stock [Member]	Note Conversion at $5.14 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.14 Per Share [Member]	Note Conversion at $5.00 Per Share [Member] Common Stock [Member]	Note Conversion at $5.00 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.00 Per Share [Member]	Note Conversion at $5.26 Per Share [Member] Common Stock [Member]	Note Conversion at $5.26 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.26 Per Share [Member]	Note Conversion at $5.26 Per Share 2 [Member] Common Stock [Member]	Note Conversion at $5.26 Per Share 2 [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.26 Per Share 2 [Member]	Note Conversion at $5.95 Per Share [Member] Common Stock [Member]	Note Conversion at $5.95 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.95 Per Share [Member]	Note Conversion at $5.05 Per Share [Member] Common Stock [Member]	Note Conversion at $5.05 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $5.05 Per Share [Member]	Note Conversion at $2.90 Per Share [Member] Common Stock [Member]	Note Conversion at $2.90 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.90 Per Share [Member]	Note Conversion at $2.96 Per Share [Member] Common Stock [Member]	Note Conversion at $2.96 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.96 Per Share [Member]	Note Conversion at $2.91 Per Share [Member] Common Stock [Member]	Note Conversion at $2.91 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.91 Per Share [Member]	Note Conversion at $2.77 Per Share [Member] Common Stock [Member]	Note Conversion at $2.77 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.77 Per Share [Member]	Note Conversion at $2.25 Per Share [Member] Common Stock [Member]	Note Conversion at $2.25 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.25 Per Share [Member]	Note Conversion at $2.00 Per Share [Member] Common Stock [Member]	Note Conversion at $2.00 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.00 Per Share [Member]	Note Conversion at $2.27283 Per Share [Member] Common Stock [Member]	Note Conversion at $2.27283 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.27283 Per Share [Member]	Note Conversion at $2.0179 Per Share [Member] Common Stock [Member]	Note Conversion at $2.0179 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.0179 Per Share [Member]	Note Conversion at $2.00 Per Share 2 [Member] Common Stock [Member]	Note Conversion at $2.00 Per Share 2 [Member] Additional Paid-in Capital [Member]	Note Conversion at $2.00 Per Share 2 [Member]	Note Conversion at $1.92417 Per Share [Member] Common Stock [Member]	Note Conversion at $1.92417 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $1.92417 Per Share [Member]	Note Conversion at $1.8578 Per Share [Member] Common Stock [Member]	Note Conversion at $1.8578 Per Share [Member] Additional Paid-in Capital [Member]	Note Conversion at $1.8578 Per Share [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member] Shares Issued at $19.50 Per Share [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member] Shares Issued at $19.50 Per Share 2 [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member] Shares Issued at $19.50 Per Share 3 [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member] Shares Issued at $19.50 Per Share 4 [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member] Shares Issued at $9.75 Per Share [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member] Shares Issued at $9.75 Per Share 2 [Member]	Series A Convertible Preferred Stock [Member] Common Stock [Member] Shares Issued at $9.75 Per Share 3 [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] Shares Issued at $19.50 Per Share [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] Shares Issued at $19.50 Per Share 2 [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] Shares Issued at $19.50 Per Share 3 [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] Shares Issued at $19.50 Per Share 4 [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] Shares Issued at $9.75 Per Share [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] Shares Issued at $9.75 Per Share 2 [Member]	Series A Convertible Preferred Stock [Member] Additional Paid-in Capital [Member] Shares Issued at $9.75 Per Share 3 [Member]	Series A Convertible Preferred Stock [Member] Retained Earnings [Member] Shares Issued at $19.50 Per Share [Member]	Series A Convertible Preferred Stock [Member] Retained Earnings [Member] Shares Issued at $19.50 Per Share 2 [Member]	Series A Convertible Preferred Stock [Member] Retained Earnings [Member] Shares Issued at $19.50 Per Share 3 [Member]	Series A Convertible Preferred Stock [Member] Retained Earnings [Member] Shares Issued at $19.50 Per Share 4 [Member]	Series A Convertible Preferred Stock [Member] Retained Earnings [Member] Shares Issued at $9.75 Per Share 2 [Member]	Series A Convertible Preferred Stock [Member] Retained Earnings [Member] Shares Issued at $9.75 Per Share 3 [Member]	Series A Convertible Preferred Stock [Member] Shares Issued at $19.50 Per Share 4 [Member]	Series A Convertible Preferred Stock [Member] Shares Issued at $9.75 Per Share 2 [Member]	Series A Convertible Preferred Stock [Member] Shares Issued at $9.75 Per Share 3 [Member]	Series A Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Warrant Exercisable at $15.00 Per Share [Member]	Common Stock [Member] Option Exercisable at $1.25 Per Share [Member]	Common Stock [Member] Shares Issued at $20.63 Per Share [Member]	Common Stock [Member] Warrant Exercisable at $12.75 Per Share [Member]	Common Stock [Member] Option Exercisable at $5.25 Per Share [Member]	Common Stock [Member] Warrant Exercisable at $0.75 Per Share [Member]	Common Stock [Member] Warrant Exercisable at $13.50 Per Share [Member]	Common Stock [Member] Shares Issued at $18.75 Per Share [Member]	Common Stock [Member] Warrant Exercisable at $7.50 Per Share [Member]	Common Stock [Member] Warrant Exercisable at $5.63 Per Share [Member]	Common Stock [Member] Warrant Exercisable at $12.75 Per Share 2 [Member]	Common Stock [Member] Warrant Exercisable at $11.25 Per Share [Member]	Common Stock [Member] Shares Issued at $11.25 Per Share [Member]	Common Stock [Member] Shares Issued at $18.75 Per Share 2 [Member]	Common Stock [Member] Warrant Exercisable at $13.50 Per Share 2 [Member]	Common Stock [Member] Warrant Exercisable at $9.75 Per Share [Member]	Common Stock [Member] Warrant Exercisable at $5.63 Per Share 2 [Member]	Common Stock [Member] Option Exercisable at $5.25 Per Share 2 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $15.00 Per Share [Member]	Additional Paid-in Capital [Member] Option Exercisable at $1.25 Per Share [Member]	Additional Paid-in Capital [Member] Shares Issued at $20.63 Per Share [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $12.75 Per Share [Member]	Additional Paid-in Capital [Member] Option Exercisable at $5.25 Per Share [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $0.75 Per Share [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $13.50 Per Share [Member]	Additional Paid-in Capital [Member] Shares Issued at $18.75 Per Share [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $7.50 Per Share [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $5.63 Per Share [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $12.75 Per Share 2 [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $11.25 Per Share [Member]	Additional Paid-in Capital [Member] Shares Issued at $11.25 Per Share [Member]	Additional Paid-in Capital [Member] Shares Issued at $18.75 Per Share 2 [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $13.50 Per Share 2 [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $9.75 Per Share [Member]	Additional Paid-in Capital [Member] Warrant Exercisable at $5.63 Per Share 2 [Member]	Additional Paid-in Capital [Member] Option Exercisable at $5.25 Per Share 2 [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Warrant Exercisable at $15.00 Per Share [Member]	Option Exercisable at $1.25 Per Share [Member]	Shares Issued at $20.63 Per Share [Member]	Warrant Exercisable at $12.75 Per Share [Member]	Option Exercisable at $5.25 Per Share [Member]	Warrant Exercisable at $0.75 Per Share [Member]	Warrant Exercisable at $13.50 Per Share [Member]	Shares Issued at $18.75 Per Share [Member]	Warrant Exercisable at $7.50 Per Share [Member]	Warrant Exercisable at $5.63 Per Share [Member]	Warrant Exercisable at $12.75 Per Share 2 [Member]	Warrant Exercisable at $11.25 Per Share [Member]	Shares Issued at $11.25 Per Share [Member]	Shares Issued at $18.75 Per Share 2 [Member]	Warrant Exercisable at $13.50 Per Share 2 [Member]	Warrant Exercisable at $9.75 Per Share [Member]	Warrant Exercisable at $5.63 Per Share 2 [Member]	Option Exercisable at $5.25 Per Share 2 [Member]	Total
Balance at Dec. 31, 2012																																																																																																											$ 13,900																			$ 15,974,008	$ (19,291,111)																			$ (3,303,203)
Balance (in Shares) at Dec. 31, 2012																																																																																																											1,389,963
Net loss																																																																																																																																																		(9,406,304)
Balance at Dec. 31, 2013																																																																																								$ 0																			$ 29,325																			25,449,636	(28,697,415)																			(3,218,454)
Balance (in Shares) at Dec. 31, 2013																																																																																																											2,932,501
Shares issued for warrant exercise																																																																																									$ 17			$ 33		$ 22	$ 27		$ 48	$ 31	$ 3	$ 78			$ 37	$ 14	$ 111			$ 1,279			$ 2,460		$ 1,608	$ 35,973		$ 3,557	$ 2,302	$ 221	$ 52,422			$ 2,757	$ 1,044	$ 62,389				$ 1,296			$ 2,493		$ 1,630	$ 36,000		$ 3,605	$ 2,333	$ 224	$ 52,500			$ 2,794	$ 1,058	$ 62,500
Shares issued for warrant exercise (in Shares)																																																																																									1,728			3,323		2,174	2,667		4,807	3,112	299	7,778			3,725	1,410	11,111
Shares issued																																																																																								206																																						2,054,795																				2,055,001
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares																																																																$ 10	$ 16	$ 16	$ 16				$ 18,909	$ 30,384	$ 30,385	$ 30,385				$ (18,919)	$ (30,400)	$ (30,401)	$ (30,402)			$ (1)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares (in Shares)																																																																972	1,561	1,561	1,561
Shares adjusted for rounding per reverse stock split																																																																																																											$ 1																			1																				2
Shares adjusted for rounding per reverse stock split (in Shares)																																																																																																											106
Net loss																																																																																																																															(6,833,568)																			(6,833,568)
Value of equity instruments issued with debt																																																																																																																														313,175																				313,175
Vesting Expense																																																																																																																														705,434																				705,434
Options issued as part of employee bonus																																																																																																																														694,500																				$ 694,500
Shares issued for option exercise																																																																																										$ 43			$ 3													$ 3			$ 5,387			$ 1,397													$ 1,747				$ 5,430			$ 1,400													$ 1,750
Shares issued for option exercise (in Shares)																																																																																										4,336			267													333
Shares issued for a note conversion	$ 30	$ 19,970	$ 20,000	$ 30	$ 19,970	$ 20,000	$ 34	$ 19,966	$ 20,000	$ 38	$ 19,962	$ 20,000	$ 39	$ 19,961	$ 20,000	$ 40	$ 19,960	$ 20,000	$ 38	$ 19,962	$ 20,000	$ 57	$ 29,943	$ 30,000	$ 50	$ 29,950	$ 30,000	$ 556	$ 280,060	$ 280,616
Shares issued for a note conversion (in Shares)	3,018			3,019			3,435			3,894			3,894			3,997			3,804			5,706			5,044			55,568																																																																																																																						1,559
Shares issued into an escrow account per settlement agreement																																																																																																											$ 137																																							$ 137
Shares issued into an escrow account per settlement agreement (in Shares)																																																																																																											13,700
Shares issued as Investor Relations compensation																																																																																											$ 20					$ 13					$ 21	$ 13								$ 41,230					$ 24,987					$ 23,979	$ 24,987									$ 41,250					$ 25,000					$ 24,000	$ 25,000
Shares issued as Investor Relations compensation (in Shares)																																																																																											2,000					1,333					2,133	1,333
Reduction in escrow account per settlement agreement																																																																																																											$ (44)																			(3,289)																				(3,333)
Reduction in escrow account per settlement agreement (in Shares)																																																																																																											(4,444)
Balance at Dec. 31, 2014																																																																																							$ (5,516,227)	206																			$ 30,927																			30,093,745	(35,641,105)																			(5,516,227)
Balance (in Shares) at Dec. 31, 2014																																																																																																											3,092,766
Shares issued																																																																																								16,667																			$ 16,667																			13,027,546																				13,060,880
Shares issued (in Shares)																																																																																																											1,666,667
Preferred stock conversion																																																																																								2,077																			$ 2,283																			(4,360)
Preferred stock conversion (in Shares)																																																																																																											228,343
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares																																																																				$ 31	$ 31	$ 31					$ (31)	$ 30,369	$ 30,371					$ (30,401)	$ (30,401)		$ (1)	$ 1
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares (in Shares)																																																																				3,122	3,121	3,121
Net loss																																																																																																																															(2,527,524)																			(2,527,524)
Vesting Expense																																																																																																																														320,334																				320,334
Shares issued for a note conversion																															$ 34	$ 9,966	$ 10,000	$ 68	$ 19,932	$ 20,000	$ 103	$ 29,897	$ 30,000	$ 120	$ 33,358	$ 33,478	$ 156	$ 34,844	$ 35,000	$ 200	$ 39,800	$ 40,000	$ 880	$ 199,120	$ 200,000	$ 149	$ 29,851	$ 30,000	$ 150	$ 29,850	$ 30,000	$ 130	$ 24,870	$ 25,000	$ 162	$ 29,838	$ 30,000
Shares issued for a note conversion (in Shares)																															3,447			6,762			10,313			12,098			15,552			20,000			87,997			14,867			15,000			12,993			16,148
Reduction in escrow account per settlement agreement																																																																																																											$ (89)																			(6,578)																				(6,667)
Reduction in escrow account per settlement agreement (in Shares)																																																																																																											(8,889)
Balance at Sep. 30, 2015																																																																																							$ 5,814,274	$ 18,950																			$ 52,033																			$ 43,972,722	$ (38,229,431)																			$ 5,814,274
Balance (in Shares) at Sep. 30, 2015																																																																																																											5,203,428